NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Earnings per share) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income	$ 2,624	$ 6,046	$ 10,284	$ 11,196
Denominator
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	4,094,459,545	4,094,816,668	4,094,459,545
Less: Non-recourse loan shares		119,139,461	0	(119,139,461)
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	3,975,320,084	4,094,816,668	3,975,320,084
Net earnings per share attributable to common stockholders, basic	$ 0.00064	$ 0.00152	$ 0.00251	$ 0.00282
Diluted net earnings per share:
Net income, basic	$ 2,624	$ 6,046	$ 10,284	$ 11,196
Add: Interest expense on convertible debt	60	60	240	240
Net income, diluted	$ 2,684	$ 6,106	$ 10,524	$ 11,436
Non-recourse loan issuance		116,665,362	0	115,914,498
Weighted-average effect of potentially dilutive securities: convertible debt	250,000,000	250,000,000	250,000,000	250,000,000
Unexercised warrants	119,433,330	122,921,536	121,626,669	122,439,466
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, diluted	4,464,385,615	4,464,906,982	4,466,443,337	4,463,674,048
Net earnings per share attributable to common stockholders, diluted	$ 0.00060	$ 0.00137	$ 0.00236	$ 0.00256